BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES	BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES

		December 31, 2024					December 31, 2023
In millions	Category	Carrying amount	Fair Value	Level 1	Level 2	Level 3	Carrying amount	Fair Value	Level 1	Level 2	Level 3
NON-CURRENT FINANCIAL ASSETS
Other non-current financial assets	Amortized cost	$47.1	$—	$—	$—	$—	$70.2	$—	$—	$—	$—
Other non-current financial assets	Fair value through OCI	12.6	12.6			12.6	9.2	9.2	—	—	9.2
Promissory notes	Amortized cost	4.2	4.2	—	—	4.2	—	—	—	—	—
Derivative financial instruments (3)
Foreign exchange derivatives - used in hedge accounting	Fair value through OCI	2.2	2.2	—	2.2	—	—	—	—	—	—
Interest rate derivatives - not used in hedge accounting	Fair value through profit or loss	—	—	—	—	—	3.3	3.3	—	3.3	—

CURRENT FINANCIAL ASSETS
Hold-to-collect accounts receivable	Amortized cost	570.9	—	—	—	—	597.2	—	—	—	—
Available for sale factoring receivables	Fair value through OCI	36.2	36.2	—	—	36.2	2.6	2.6	—	—	2.6
Other non-interest yielding receivables (1)	Amortized cost	127.5	—	—	—	—	118.0	—	—	—	—
Promissory notes[1]	Amortized Cost	7.0	7.0	—	—	7.0	6.8	6.8	—	—	6.8
Derivative financial instruments (3)
Foreign exchange derivatives - used in hedge accounting	Fair value through OCI	38.9	38.9	—	38.9	—	8.5	8.5	—	8.5	—
Foreign exchange derivatives - not used in hedge accounting	Fair value through profit or loss	5.6	5.6	—	5.6	—	3.9	3.9	—	3.9	—
Interest rate derivatives - used in hedge accounting	Fair value through OCI	—	—	—	—	—	0.8	0.8	—	0.8	—
Cash and cash equivalents	Amortized cost	345.4	—	—	—	—	483.4	—	—	—	—

Total financial assets per level				$—	$46.7	$60.0			$—	$16.5	$18.6

		December 31, 2024					December 31, 2023
In millions	Category	Carrying amount	Fair Value	Level 1	Level 2	Level 3	Carrying amount	Fair Value	Level 1	Level 2	Level 3
NON-CURRENT FINANCIAL LIABILITIES
Non-current borrowings	Amortized cost	790.8	809.0	—	809.0	—	5,940.4	—	—	—	—
Non-current lease liabilities	Amortized cost	439.0	—	—	—	—	250.4	—	—	—	—
Other non-current liabilities	Amortized cost	13.6	—	—	—	—	27.6	—	—	—	—
Derivative financial instruments (3)
Foreign exchange derivatives - used in hedge accounting	Fair Value through OCI	0.6	0.6	—	0.6	—	1.8	1.8	—	1.8	—
Cross Currency Swaps - used in hedge accounting	Fair Value through OCI	1.2	1.2	—	1.2	—	—	—	—	—	—

CURRENT FINANCIAL LIABILITIES
Current other borrowings	Amortized cost	136.5	—	—	—	—	381.0	—	—	—	—
Current lease liabilities	Amortized cost	116.9	—	—	—	—	89.4	—	—	—	—
Accounts payable	Amortized cost	549.0	—	—	—	—	426.5	—	—	—	—
Other current liabilities (2)	Amortized cost	611.3	—	—	—	—	507.8	—	—	—	—
Derivative financial instruments (3)
Foreign exchange derivatives - not used in hedge accounting	Fair value through profit or loss	8.0	8.0	—	8.0	—	9.6	9.6	—	9.6	—
Foreign exchange derivatives - used in hedge accounting	Fair Value through OCI	14.3	14.3	—	14.3	—	21.2	21.2	—	21.2	—
Interest rate derivatives - used in hedge accounting	Fair Value through OCI	—	—	—	—	—	0.4	0.4	—	0.4	—

Total financial liabilities per level				$—	$833.1	$—			$—	$33.0	$—
The following table presents the Company's total financial assets and liabilities per measurement category:

In millions	December 31, 2024	December 31, 2023
FINANCIAL ASSETS
Amortized cost	$1,102.1	$1,275.6
Fair value through profit or loss	5.6	7.2
Fair Value through OCI	89.9	21.1
Total	$1,197.6	$1,303.9

FINANCIAL LIABILITIES
Amortized cost	$2,657.1	$7,623.1
Fair value through profit or loss	8.0	9.6
Fair Value through OCI	16.1	23.4
Total	$2,681.2	$7,656.1

The following table presents a reconciliation of the Prepaid expenses and other assets and Accrued liabilities, as shown on the consolidated statement of financial position, with the Other non-yielding receivables and other current liabilities, respectively, as shown above:

In millions	December 31, 2024	December 31, 2023
(1) Other non-interest yielding receivables
Prepaid expenses and other assets	$213.2	$162.3
Less
Other tax receivables	34.2	24.3
Derivative financial instruments	44.5	13.2
Promissory notes	7.0	6.8
Total	$127.5	$118.0

(2) Other current liabilities
Accrued liabilities	$687.9	$567.5
Less
Other tax liabilities	54.3	28.5
Derivative financial instruments	22.3	31.2
Total	$611.3	$507.8
(3)The values as per the consolidated statement of financial position of the derivatives have been recorded as they are disclosed in the Company’s consolidated statement of financial position and fair value reserve, and therefore cannot be reconciled with their actual fair values.
Carrying amounts of current financial instruments carried at amortized cost reasonably approximate fair value due to their short-term nature.
Level 1: The fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period.
Level 2: The fair value of financial instruments that are not traded in an active market (e.g. over-the-counter derivatives) is determined using valuation techniques that maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in Level 2.
Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in Level 3. This is the case for unlisted equity securities. The Company’s policy is to recognize transfers into and out of fair value hierarchy levels as at the end of the reporting period. There were no transfers between Levels 2 and 3 for recurring fair value measurements during the fiscal years.
Specific valuation techniques used to value financial instruments include:
•for interest rate swaps and cross currency swaps - the present value of the estimated future cash flows based on observable yield curves;
•for foreign currency forwards - the present value of future cash flows based on the forward exchange rates at the consolidated statement of financial position; and
•for other financial instruments - discounted cash flow analysis.
All of the resulting fair value estimates are included in Level 2, except for unlisted equity securities, promissory notes and available for sale factoring receivables, where the fair values have been determined based on present values and the discount rates used were adjusted for counterparty or own credit risk. In cases where credit risk of counterparty is low and maturity is short-term, the carrying amount of such instrument approximates its fair value.
The following table show the valuation technique used in measuring Level 3 fair values for financial instruments in the consolidated statement of financial position, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable input
Unlisted equity securities	Market comparison approach: fair value of unlisted equity securities is determined by reference to market multiples of comparable listed companies, adjusted by discount for lack of marketability.	(i)Sales growth factor (ii)Risk-adjusted discount rate
Promissory notes	The carrying amount approximates fair value for promissory notes classified as short-term due to the relatively short period to maturity of these instruments and low credit risk of counterparty.

Long-term promissory notes are valued using a discounted cash flow. Expected future cash inflows are discounted over the term of the respective contracts using market interest rates as at the reporting date, adjusted for the credit risk of the counterparty.	The carrying amount approximates fair value for short-term promissory notes due to the relatively short period to maturity of these instruments and low credit risk of counterparty.

For long-term promissory notes, the significant unobservable input is the risk-adjusted discount rate.
Available for sale factoring receivables	The carrying amount approximates fair value due to the short-term maturity of these instruments and low credit risk of counterparty.	The carrying amount approximates fair value due to the short-term maturity of these instruments and low credit risk of counterparty.
As of each reporting year end, the Company analyzes the Level 3 fair values and performs an assessment of the movements, if any. The Company may engage external valuation experts to perform valuation on the Level 3 fair value if the amount involved is significant or the valuation process requires significant judgement.
The following table presents the changes in Level 3 items during the years:

In millions	Unlisted equity securities	Promissory notes	Available for sale factoring receivables	Total
Opening balance January 1, 2023	$8.9	$5.5	$—	$14.4
Additions	—	6.8	2.6	9.4
Disposals	—	(5.5)	—	(5.5)
Gains/(losses) recognized in OCI	0.3	—	—	0.3
Losses recognized in the consolidated statement of income and loss (1)	—	—	—	—
Closing balance December 31, 2023	9.2	6.8	2.6	18.6
Additions	—	54.0	318.1	372.1
Disposals	—	(48.9)	(284.5)	(333.4)
Gains/(losses) recognized in OCI	3.5	—	—	3.5
Losses recognized in the consolidated statement of income and loss (1)	—	(0.7)	—	(0.7)
Closing balance December 31, 2024	$12.6	$11.2	$36.2	$60.0
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(1)Losses are recognized in financing costs. The amount includes unrealized gains or (losses) recognized in the consolidated statement of income and loss and other comprehensive income and loss attributable to balances held at the end of the reporting period, if any.